Putnam Investments

One Post Office Square

Boston, MA 02109

March 2, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513) (the “Trust”), on behalf of Putnam International
Value Fund, Putnam Low Volatility Equity Fund, Putnam Short Duration Income Fund and Putnam Small
Cap Growth Fund series, (the “Funds”) Post-Effective Amendment No.253, to the Trust’s Registration
Statement on Form N-1A (the “Amendment”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 253 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2017.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-617-760-0044.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP